Share-based awards- RSUs (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥) shares
Weighted-average grant-date fair value per RSU
Share-based compensation expense | ¥		¥ 37,491	¥ 20,075	¥ 15,995
RSUs
Number of RSUs
Awarded and unvested at beginning of year		68,424,858
Granted		24,863,988
Vested		(24,337,392)
Cancelled/forfeited		(4,604,961)
Awarded and unvested at end of year		64,346,493	68,424,858
Expected to vest					53,175,748
Weighted-average grant-date fair value per RSU
Awarded and unvested at beginning of year | $ / shares	$ 100.93
Granted | $ / shares	181.74
Vested | $ / shares	84.31
Cancelled/forfeited | $ / shares	135.06
Awarded and unvested at end of year | $ / shares	136.00
Expected to vest | $ / shares	$ 134.59
Unamortized compensation costs | ¥					¥ 22,432
Weighted average period over which unamortized compensation costs expected be recognized		1 year 10 months 24 days
Share-based compensation expense | ¥		¥ 22,137	¥ 16,165	¥ 12,322
RSUs | Non-employees
Number of RSUs
Awarded and unvested at beginning of year		1,983,785
Awarded and unvested at end of year		1,878,835	1,983,785